Revenue - Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 5,175	$ 22,702
Less than 1 Year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	2,726	15,141
1-2 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,144	5,475
2-5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,305	2,086
More than 5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 0	$ 0